Concentration and Risks (Detail Textuals) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Amount of cash and cash equivalents denominated in RMB subject to government controls	¥ 2,051,482	¥ 914,460
Amount of restricted cash denominated in RMB subject to government controls	¥ 2,051,482	¥ 914,460